Earnings Per Share - Calculation of Diluted Earnings per Share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit (loss), attributable to ordinary equity holders of parent entity [abstract]
Profit for the year attributable to shareholders of the Parent	€ 596,642	€ 662,700	€ 545,456
Weighted average number of ordinary shares outstanding (diluted) (in shares)	684,686,164	684,243,891	684,170,887
Diluted earnings per share (in Euros per share)	€ 0.87	€ 0.97	€ 0.80